Finance Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Book Value of Leased Assets

As of December 31, 2012 and 2011, the net book value of the leased assets was as follows:

	December 31, 2012	December 31, 2011
Transport equipment and vehicles	562,199	471,416
Operating machinery and equipment	160,117	172,627
Construction in progress	13,989	596
Less: accumulated depreciation	(117,282)	(73,037)

Net value of property, plant and equipment, obtained under capital lease agreements	619,023	571,602

Schedule of Carrying Amount and Maturities of Capital Lease Liabilities

The carrying amount and maturities of capital lease liabilities as of December 31, 2012 were as follows:

	Total payable	Interest	Net payable
Payable in 2013	189,992	(57,902)	132,090
Payable in 2014	162,221	(40,822)	121,399
Payable in 2015	115,445	(26,464)	88,981
Payable in 2016	78,078	(15,718)	62,360
Payable in 2017	58,807	(7,810)	50,997
Payable thereafter	25,275	(1,244)	24,031

Total capital lease liabilities	629,818	(149,960)	479,858